UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
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Address:  35 Old Tavern Rd, 2nd Floor
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          Orange, CT 06477
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Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Heather Leonard
          ----------------------------------------------------------------------
Title:    Chief Compliance Officer
          ----------------------------------------------------------------------
Phone:    (203) 891-8377
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Heather Leonard                           Orange, CT              11-15-2010
----------------------------------  -------------------------------   ----------
           [Signature] [City, State] [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 57
                                        -------------------

Form 13F Information Table Value Total: $510,376
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Foxhall Capital Management, Inc.
FORM 13F
30-September-2010

                                                                                                     Voting Authority
                                                                                                   --------------------
                                 Title of             Value        Shares/     Sh/  Put/  Invstmt  Other
Name of Issuer                   class     CUSIP      (x$1000)     Prn Amt     Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------   --------  ---------  --------     ----------  ---  ----  -------  --------  ------- ------  ----
ALLIED WRLD ASSURANCE COM LT      CS       G0219G203      959.00     16,950.00  SH         Sole                6025    0       10925
ASTRAZENECA PLC                   ADR      046353108      864.00     17,040.00  SH         Sole                6070    0       10970
CHICAGO BRIDGE AND IRON CO N V    ADR      167250109      936.00     38,275.00  SH         Sole               13620    0       24655
CLAYMORE EXCHANGE TRADED FD ZA    ETF      18383M506   24,929.00  1,299,750.00  SH         Sole              370270    0      929480
CLAYMORE/ALPHASHARES CHINA SMA    ETF      18383Q853   10,191.00    337,110.00  SH         Sole              110210    0      226900
COMPANHIA PARANAENSE ENERG C      ADR      20441B407      848.00     38,125.00  SH         Sole               13545    0       24580
CRACKER BARREL OLD CTRY STOR      CS       22410J106      961.00     18,935.00  SH         Sole                6730    0       12205
CROWN HOLDINGS INC                CS       228368106      876.00     30,570.00  SH         Sole               10865    0       19705
CURRENCYSHARES AUSTRALIAN DL A    ETF      23129U101   16,943.00    174,670.00  SH         Sole               27540    0      147130
CURRENCYSHARES SWISS FRANC T S    ETF      23129V109    9,675.00     95,790.00  SH         Sole                8840    0       86950
CURRENCYSHS JAPANESE YEN TR JA    ETF      23130A102   16,594.00    139,955.00  SH         Sole               12895    0      127060
DECKERS OUTDOOR CORP              CS       243537107      951.00     19,035.00  SH         Sole                6760    0       12275
EMPRESA NACIONAL DE ELCTRCID      ADR      29244T101      888.00     16,430.00  SH         Sole                5855    0       10575
ENDO PHARMACEUTICALS HLDGS I      CS       29264F205    1,023.00     30,770.00  SH         Sole               10975    0       19795
ENERGIZER HLDGS INC               CS       29266R108      891.00     13,250.00  SH         Sole                4705    0        8545
GT SOLAR INTL INC                 CS       3623E0209      895.00    106,905.00  SH         Sole               38020    0       68885
HATTERAS FINL CORP                CS       41902R103      843.00     29,605.00  SH         Sole               10530    0       19075
HERBALIFE LTD                     CS       G4412G101      929.00     15,400.00  SH         Sole                5485    0        9915
IMPAX LABORATORIES INC            CS       45256B101    1,068.00     53,920.00  SH         Sole               19260    0       34660
ISHARES COMEX GOLD TR ISHARES     ETF      464285105   16,224.00  1,267,475.00  SH         Sole               49090    0     1218385
ISHARES INC MSCI HONG KONG        ETF      464286871    9,820.00    541,370.00  SH         Sole              177075    0      364295
ISHARES INC MSCI MALAYSIA         ETF      464286830    9,586.00    697,700.00  SH         Sole              235145    0      462555
ISHARES INC MSCI SINGAPORE        ETF      464286673    9,427.00    713,095.00  SH         Sole              237530    0      475565
ISHARES INC MSCI TAIWAN           ETF      464286731   10,045.00    741,350.00  SH         Sole              244030    0      497320
ISHARES INC MSCI THAILAND         ETF      464286624   10,076.00    162,360.00  SH         Sole               53980    0      108380
ISHARES MSCI CHILE INDEX FUND     ETF      464286640    9,834.00    132,860.00  SH         Sole               44285    0       88575
ISHARES TR 1-3 YR TRS BD          ETF      464287457   38,787.00    459,728.00  SH         Sole              164360    0      295368
ISHARES TR DJ US BAS MATL         ETF      464287838    2,950.00     45,670.00  SH         Sole               45670    0           0
ISHARES TR LEHMAN SH TREA         ETF      464288679   38,670.00    350,779.00  SH         Sole              125572    0      225207
ISHARES TR US PFD STK IDX         ETF      464288687   24,209.00    608,580.00  SH         Sole              174380    0      434200
JOS A BANK CLOTHIERS INC          CS       480838101      892.00     20,930.00  SH         Sole                7455    0       13475
JOY GLOBAL INC                    CS       481165108    1,024.00     14,555.00  SH         Sole                5140    0        9415
KKR FINANCIAL HLDGS LLC           CS       48248A306      945.00    107,680.00  SH         Sole               38290    0       69390
LABORATORY CORP AMER HLDGS        CS       50540R409      917.00     11,690.00  SH         Sole                4170    0        7520
LEAR CORP                         CS       521865204      900.00     11,400.00  SH         Sole                4055    0        7345
MARKET VECTORS ETF TR AGRIBUS     ETF      57060U605    2,850.00     62,160.00  SH         Sole               62160    0           0
MARKET VECTORS ETF TR GOLD MIN    ETF      57060U100    2,906.00     51,950.00  SH         Sole               51950    0           0
MARKET VECTORS ETF TR INDONESI    ETF      57060U753   10,067.00    116,235.00  SH         Sole               38165    0       78070
MEDICIS PHARMACEUTICAL CORP       CS       584690309      902.00     30,435.00  SH         Sole               10815    0       19620
POWERSHARES ETF TRUST II DWA D    ETF      73936Q108   19,539.00    972,580.00  SH         Sole              276260    0      696320
POWERSHARES ETF TRUST II DWA E    ETF      73936Q207   21,700.00  1,239,295.00  SH         Sole              406560    0      832735
POWERSHARES VRDO TAX FREE WEEK    ETF      73936T433    1,132.00     45,270.00  SH         Sole               45270    0           0
POWERSHS DB MULTI SECT COMM DB    ETF      73936B408   14,769.00    537,435.00  SH         Sole              239620    0      297815
POWERSHS DB MULTI SECT COMM DB    ETF      73936B606      954.00     20,570.00  SH         Sole               20570    0           0
RAYONIER INC                      CS       754907103      901.00     17,985.00  SH         Sole                6395    0       11590
RENAISSANCE RE HLDGS LTD          CS       G7496G103      902.00     15,040.00  SH         Sole                5350    0        9690
ROCK-TENN CO                      CS       772739207      848.00     17,030.00  SH         Sole                6045    0       10985
ROGERS COMMUNICATIONS INC         CS       775109200      908.00     24,265.00  SH         Sole                8645    0       15620
SELECT SECTOR SPDR TR SBI INT-    ETF      81369Y886   24,251.00    772,805.00  SH         Sole              220575    0      552230
SPDR BARCLAYS CAPITAL 1-3 MONT    ETF      78464A680   38,710.00    844,283.00  SH         Sole              302112    0      542171
SPDR INDEX SHS FDS DJWS INTL R    ETF      78463X863    2,990.00     77,690.00  SH         Sole               77690    0           0
VALASSIS COMMUNICATIONS INC       CS       918866104      950.00     28,033.00  SH         Sole                9918    0       18115
WISDOMTREE TRUST BRAZILN RL ET    ETF      97717W240   23,071.00    798,015.00  SH         Sole              256475    0      541540
WISDOMTREE TRUST DIVID TOP 100    ETF      97717W406   25,475.00    576,740.00  SH         Sole              163455    0      413285
WISDOMTREE TRUST EMG MKTS SMCA    ETF      97717W281    2,856.00     56,750.00  SH         Sole               18795    0       37955
WISDOMTREE TRUST EMRG MKT HGHY    ETF      97717W315   28,050.00    503,770.00  SH         Sole              168345    0      335425
WISDOMTREE TRUST INDIA ERNGS F    ETF      97717W422   10,075.00    382,050.00  SH         Sole              124520    0      257530
REPORT SUMMARY: 57 DATA RECORDS                       510,376.00           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.